Second Term Loan Facilities (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Due within one year	$ 58,350,308	$ 60,750,308
Due in two years	58,350,308	50,850,308
Due in three years	161,523,521	50,850,308
Due in four years	81,510,125	154,023,521
Due in five years	7,500,000	134,010,125
Due in more than five years	50,625,000
Total secured term loan facilities	417,859,262	450,484,570
Less: current portion	58,350,308	60,750,308
Secured term loan facilities, non-current portion	359,508,954	389,734,262
Total secured term loan facilities	$ 417,859,262	$ 450,484,570